Note 12 - Financial Liabilities at Fair Value through Profit and Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trading liabilities:
Trading securities	€ 43,114	€ 49,860
Other trading liabilities	890	756
Total trading liabilities	44,005	50,616
Negative market values from derivative financial instruments	238,278	282,418
Total trading financial liabilities	282,283	333,035
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	72,377	48,517
Loan commitments	5	12
Long-term debt	10,709	5,250
Other financial liabilities designated at fair value through profit or loss	636	856
Total financial liabilities designated at fair value through profit or loss	83,727	54,634
Investment contract liabilities	484	469
Total financial liabilities at fair value through profit or loss	€ 366,494	€ 388,138